                               BLACKROCK FUNDS SM

                     THE EQUITY PORTFOLIOS/INVESTOR CLASSES

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2001

BLACKROCK LARGE CAP GROWTH EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 14 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including the following individuals who have day-to-day responsibility: Matthew Considine, Vice President and investment manager at BlackRock since 1998, and Steven P. Ralston, Vice President and investment manager at BlackRock since 1998. Mr. Considine served as a portfolio manager and equity analyst at Phoenix Duff & Phelps from 1995 to 1998. Prior to joining BlackRock in 1998, Mr. Ralston was an equity analyst with General Accident and previously Director of Research at First National Bank of Maryland. Mr. Considine has been a portfolio co-manager since June 2000 and Mr. Ralston since January 2001.

BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on pages 29-30 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including the following individuals who have day-to-day responsibility: William Wykle, Managing Director of BlackRock since 1995, Thomas Callan, Managing Director of BlackRock since 1996, and Jean Rosenbaum, Vice President of BlackRock since 2000 and an equity analyst with BlackRock Financial Management, Inc. since 1997. Prior to joining BlackRock, William Wykle served as an investment manager for PNC Bank from 1986 to 1995, Thomas Callan served as an equity analyst for PNC Bank from 1993 to 1996, and Jean Rosenbaum served as an equity analyst for PNC Bank from 1994 to 1997. William Wykle has been a portfolio co-manager since inception, Thomas Callan since May 1998 and Jean Rosenbaum since June 2001.

BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 44 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including the following individuals who have day-to-day responsibility: William Wykle, Managing Director of BlackRock since 1995, Thomas Callan, Managing Director of BlackRock since 1996, Michael Carey, Vice President of BlackRock since 2000 and an equity analyst with BlackRock since 1996, and Jean Rosenbaum, Vice President of BlackRock since 2000 and an equity analyst with BlackRock Financial Management, Inc. since 1997. Prior to joining BlackRock, William Wykle served as an investment manager for PNC Bank from 1986 to 1995, Thomas Callan served as an equity analyst for PNC Bank from 1993 to 1996, Michael Carey served as a fixed income analyst for PNC Bank from 1993 to 1996, and Jean Rosenbaum served as an equity analyst for PNC Bank from 1994 to 1997. William Wykle has been a portfolio co-manager since inception, Thomas Callan since May 1998, and Michael Carey and Jean Rosenbaum have been portfolio co-managers since June 2001.

BLACKROCK SELECT EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 111 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), headed by Mark W. Broughton, Director at BlackRock since 2001. Prior to joining BlackRock, Mr. Broughton was portfolio manager, director of research and a partner of Badgley, Phelps & Bell from 1996 to 2001, and was previously assistant portfolio manager and research analyst at Provident Investment Counsel from 1992 to 1996. Mr. Broughton has been portfolio manager since January 2001.

BLACKROCK BALANCED PORTFOLIO

Fund Management

   The section "Fund Management" on page 126 has been amended to read in its entirety as follows:

    The portfolio manager for the equity portion of the fund is Mark W. Broughton, a Director at BlackRock Advisors, Inc. (BlackRock) since 2001. Prior to joining BlackRock, Mr. Broughton was portfolio manager, director of research and a partner of Badgley, Phelps & Bell from 1996 to 2001, and was previously assistant portfolio manager and research analyst at Provident Investment Counsel from 1992 to 1996. He has been a manager of the fund since June 2001.

    The co-managers for the fixed-income portion of the fund are Robert S. Kapito, who has been Vice Chairman of BlackRock Financial Management, Inc. (BFM) since 1988 and who has served as co-manager of the fund since 1995, and Keith T. Anderson, who has been a Managing Director at BFM since 1988. He has served as co-manager of the fund since 1995.

   This Supplement is dated June 13, 2001.

                               BLACKROCK FUNDS SM

                      THE EQUITY PORTFOLIOS/SERVICE CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2001

BLACKROCK LARGE CAP GROWTH EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 10 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including the following individuals who have day-to-day responsibility: Matthew Considine, Vice President and investment manager at BlackRock since 1998, and Steven P. Ralston, Vice President and investment manager at BlackRock since 1998. Mr. Considine served as a portfolio manager and equity analyst at Phoenix Duff & Phelps from 1995 to 1998. Prior to joining BlackRock in 1998, Mr. Ralston was an equity analyst with General Accident and previously Director of Research at First National Bank of Maryland. Mr. Considine has been a portfolio co-manager since June 2000 and Mr. Ralston since January 2001.

BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 21 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including the following individuals who have day-to-day responsibility: William Wykle, Managing Director of BlackRock since 1995, Thomas Callan, Managing Director of BlackRock since 1996, and Jean Rosenbaum, Vice President of BlackRock since 2000 and an equity analyst with BlackRock Financial Management, Inc. since 1997. Prior to joining BlackRock, William Wykle served as an investment manager for PNC Bank from 1986 to 1995, Thomas Callan served as an equity analyst for PNC Bank from 1993 to 1996, and Jean Rosenbaum served as an equity analyst for PNC Bank from 1994 to 1997. William Wykle has been a portfolio co-manager since inception, Thomas Callan since May 1998 and Jean Rosenbaum since June 2001.

BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 32 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including the following individuals who have day-to-day responsibility: William Wykle, Managing Director of BlackRock since 1995, Thomas Callan, Managing Director of BlackRock since 1996, Michael Carey, Vice President of BlackRock since 2000 and an equity analyst with BlackRock since 1996, and Jean Rosenbaum, Vice President of BlackRock since 2000 and an equity analyst with BlackRock Financial Management, Inc. since 1997. Prior to joining BlackRock, William Wykle served as an investment manager for PNC Bank from 1986 to 1995, Thomas Callan served as an equity analyst for PNC Bank from 1993 to 1996, Michael Carey served as a fixed income analyst for PNC Bank from 1993 to 1996, and Jean Rosenbaum served as an equity analyst for PNC Bank from 1994 to 1997. William Wykle has been a portfolio co-manager since inception, Thomas Callan since May 1998, and Michael Carey and Jean Rosenbaum have been portfolio co-managers since June 2001.

BLACKROCK SELECT EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 85 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), headed by Mark W. Broughton, Director at BlackRock since 2001. Prior to joining BlackRock, Mr. Broughton was portfolio manager, director of research and a partner of Badgley, Phelps & Bell from 1996 to 2001, and was previously assistant portfolio manager and research analyst at Provident Investment Counsel from 1992 to 1996. Mr. Broughton has been portfolio manager since January 2001.

BLACKROCK BALANCED PORTFOLIO

Fund Management

   The section "Fund Management" on page 97 has been amended to read in its entirety as follows:

    The portfolio manager for the equity portion of the fund is Mark W. Broughton, a Director at BlackRock Advisors, Inc. (BlackRock) since 2001. Prior to joining BlackRock, Mr. Broughton was portfolio manager, director of research and a partner of Badgley, Phelps & Bell from 1996 to 2001, and was previously assistant portfolio manager and research analyst at Provident Investment Counsel from 1992 to 1996. He has been a manager of the fund since June 2001.

    The co-managers for the fixed-income portion of the fund are Robert S. Kapito, who has been Vice Chairman of BlackRock Financial Management, Inc. (BFM) since 1988 and who has served as co-manager of the fund since 1995, and Keith T. Anderson, who has been a Managing Director at BFM since 1988. He has served as co-manager of the fund since 1995.

   This Supplement is dated June 13, 2001.

                               BLACKROCK FUNDS SM

                   THE EQUITY PORTFOLIOS/INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2001

BLACKROCK LARGE CAP GROWTH EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 10 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including the following individuals who have day-to-day responsibility: Matthew Considine, Vice President and investment manager at BlackRock since 1998, and Steven P. Ralston, Vice President and investment manager at BlackRock since 1998. Mr. Considine served as a portfolio manager and equity analyst at Phoenix Duff & Phelps from 1995 to 1998. Prior to joining BlackRock in 1998, Mr. Ralston was an equity analyst with General Accident and previously Director of Research at First National Bank of Maryland. Mr. Considine has been a portfolio co-manager since June 2000 and Mr. Ralston since January 2001.

BLACKROCK MID-CAP GROWTH EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 20 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including the following individuals who have day-to-day responsibility: William Wykle, Managing Director of BlackRock since 1995, Thomas Callan, Managing Director of BlackRock since 1996, and Jean Rosenbaum, Vice President of BlackRock since 2000 and an equity analyst with BlackRock Financial Management, Inc. since 1997. Prior to joining BlackRock, William Wykle served as an investment manager for PNC Bank from 1986 to 1995, Thomas Callan served as an equity analyst for PNC Bank from 1993 to 1996, and Jean Rosenbaum served as an equity analyst for PNC Bank from 1994 to 1997. William Wykle has been a portfolio co-manager since inception, Thomas Callan since May 1998 and Jean Rosenbaum since June 2001.

BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 30 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), including the following individuals who have day-to-day responsibility: William Wykle, Managing Director of BlackRock since 1995, Thomas Callan, Managing Director of BlackRock since 1996, Michael Carey, Vice President of BlackRock since 2000 and an equity analyst with BlackRock since 1996, and Jean Rosenbaum, Vice President of BlackRock since 2000 and an equity analyst with BlackRock Financial Management, Inc. since 1997. Prior to joining BlackRock, William Wykle served as an investment manager for PNC Bank from 1986 to 1995, Thomas Callan served as an equity analyst for PNC Bank from 1993 to 1996, Michael Carey served as a fixed income analyst for PNC Bank from 1993 to 1996, and Jean Rosenbaum served as an equity analyst for PNC Bank from 1994 to 1997. William Wykle has been a portfolio co-manager since inception, Thomas Callan since May 1998, and Michael Carey and Jean Rosenbaum have been portfolio co-managers since June 2001.

BLACKROCK SELECT EQUITY PORTFOLIO

Fund Management

   The section "Fund Management" on page 83 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), headed by Mark W. Broughton, Director at BlackRock since 2001. Prior to joining BlackRock, Mr. Broughton was portfolio manager, director of research and a partner of Badgley, Phelps & Bell from 1996 to 2001, and was previously assistant portfolio manager and research analyst at Provident Investment Counsel from 1992 to 1996. Mr. Broughton has been portfolio manager since January 2001.

BLACKROCK BALANCED PORTFOLIO

Fund Management

   The section "Fund Management" on page 94 has been amended to read in its entirety as follows:

    The Portfolio manager for the equity portion of the fund is Mark W. Broughton, a Director at BlackRock Advisors, Inc. (BlackRock) since 2001. Prior to joining BlackRock, Mr. Broughton was portfolio manager, director of research and a partner of Badgley, Phelps & Bell from 1996 to 2001, and was previously assistant portfolio manager and research analyst at Provident Investment Counsel from 1992 to 1996. He has been a manager of the fund since June 2001.

    The co-managers for the fixed-income portion of the fund are Robert S. Kapito, who has been Vice Chairman of BlackRock Financial Management, Inc. (BFM) since 1988 and who has served as co-manager of the fund since 1995, and Keith T. Anderson, who has been a Managing Director at BFM since 1988. He has served as co-manager of the fund since 1995.

   This Supplement is dated June 13, 2001.

                               BLACKROCK FUNDS/SM/

                    SELECT EQUITY PORTFOLIO/BLACKROCK CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2001

Fund Management

   The section "Fund Management" on page 4 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), headed by Mark W. Broughton, Director at BlackRock since 2001. Prior to joining BlackRock, Mr. Broughton was portfolio manager, director of research and a partner of Badgley, Phelps & Bell from 1996 to 2001, and was previously assistant portfolio manager and research analyst at Provident Investment Counsel from 1992 to 1996. Mr. Broughton has been portfolio manager since January 2001.

   This Supplement is dated June 13, 2001.

                               BLACKROCK FUNDS SM

                      THE BOND PORTFOLIOS/INVESTOR CLASSES

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2001

BLACKROCK INTERNATIONAL BOND PORTFOLIO

Fund Management

   The section "Fund Management" on page 68 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Andrew Gordon, Managing Director of BFM since 1996, and Keith Anderson, Managing Director of BFM since 1988. Prior to joining BFM, Andrew Gordon was responsible for non-dollar (international) research at Barclay Investments from 1994 to 1996 and at CS First Boston from 1986 to 1994. Andrew Gordon has been a member of the team managing the fund since 1997, and Keith Anderson since 1996. Andrew Gordon has been a portfolio co-manager since 1997, and Keith Anderson since 1999.

   This Supplement is dated June 13, 2001.

                               BLACKROCK FUNDS SM

                       THE BOND PORTFOLIOS/SERVICE CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2001

BLACKROCK INTERNATIONAL BOND PORTFOLIO

Fund Management

   The section "Fund Management" on page 53 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Andrew Gordon, Managing Director of BFM since 1996, and Keith Anderson, Managing Director of BFM since 1988. Prior to joining BFM, Andrew Gordon was responsible for non-dollar (international) research at Barclay Investments from 1994 to 1996 and at CS First Boston from 1986 to 1994. Andrew Gordon has been a member of the team managing the fund since 1997, and Keith Anderson since 1996. Andrew Gordon has been a portfolio co-manager since 1997, and Keith Anderson since 1999.

   This Supplement is dated June 13, 2001.

                               BLACKROCK FUNDS SM

                    THE BOND PORTFOLIOS/INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2001

BLACKROCK INTERNATIONAL BOND PORTFOLIO

Fund Management

   The section "Fund Management" on page 53 has been amended to read in its entirety as follows:

    The fund is managed by a team of investment professionals at BlackRock Financial Management, Inc. (BFM), including the following individuals who have day-to-day responsibility: Andrew Gordon, Managing Director of BFM since 1996, and Keith Anderson, Managing Director of BFM since 1988. Prior to joining BFM, Andrew Gordon was responsible for non-dollar (international) research at Barclay Investments from 1994 to 1996 and at CS First Boston from 1986 to 1994. Andrew Gordon has been a member of the team managing the fund since 1997, and Keith Anderson since 1996. Andrew Gordon has been a portfolio co-manager since 1997, and Keith Anderson since 1999.

   This Supplement is dated June 13, 2001.

                              BLACKROCK FUNDS(SM)

                             CORE EQUITY PORTFOLIO

                SUPPLEMENT TO PROSPECTUS DATED OCTOBER 30, 2000

Portfolio Managers
------------------

The section "Portfolio Managers" on page 5 has been amended to read in its entirety as follows:

          The fund is managed by a team of investment professionals at BlackRock Advisors, Inc. (BlackRock), headed by Mark W. Broughton, Director at BlackRock since 2001. Prior to joining BlackRock, Mr. Broughton was portfolio manager, director of research and a partner of Badgley, Phelps & Bell from 1996 to 2001, and was previously assistant portfolio manager and research analyst at Provident Investment Counsel from 1992 to 1996. Mr. Broughton has been portfolio manager since
          June 2001.

Management
----------

The section "Management" on page 7 has been amended to read in its entirety as follows:

          BlackRock Funds' Adviser is BlackRock Advisors, Inc. (BlackRock). The Adviser of a mutual fund is responsible for the overall investment management of the fund. BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $201.6 billion of assets under management as of March 31, 2001. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc., one of the largest diversified financial services companies in the United States. BlackRock Financial Management, Inc.
          (BFM), an affiliate of BlackRock located at 345 Park Avenue, New York, New York 10154, acts as sub-adviser to the fund. The sub-adviser provides research and credit analysis to the adviser.

          For their investment advisory and sub-advisory services, BlackRock and BFM are entitled to fees computed daily and payable monthly. BlackRock will pay BFM a sub-advisory fee at no additional cost to the fund.

          The maximum annual advisory fee that can be paid to BlackRock (as a percentage of average daily net assets) is as follows:

                   Average Daily              Investment
                   Net Assets                 Advisory Fee

                 First $1 billion                .350%

                 $1 billion-$2 billion           .325%

                 $2 billion-$3 billion           .300%

                 More than $3 billion            .275%

          As discussed above, BlackRock has agreed to cap the fund's net expenses at the level shown in the fund's expense table.

          To achieve this cap, BlackRock and the Company have entered into an expense limitation agreement. The agreement sets a limit on certain (but not all) of the operating expenses of the fund through October 30, 2001 and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. The expense limit as a percentage of average daily net assets is 0.275%.

          If within two years following a waiver or reimbursement the operating expenses of the fund are less than the expense limit for the fund, the fund is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if: (1) the fund has more than $50 million in assets, (2) BlackRock continues to be the fund's investment adviser and (3) the Board of Trustees of the Company has approved in advance the payments to BlackRock at the previous quarterly meeting of the Board.

This Supplement is dated June 13, 2001.